Note 7 Fair value of financial instruments at amortized cost by levels (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Aggregate of fair values [member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents	€ 71,858	€ 79,756
Financial assets at amortised cost	433,369	412,965
Debt Securities at amortized cost	44,022	36,311
Loans and advances to central banks at amortised cost	6,672	4,401
Loans and advances to banks	17,558	16,089
Loans and advances to customers	365,117	356,164
Financial liabilities at amortised cost	539,486	525,595
Liabilities due to central banks	21,030	38,312
Deposits from banks	38,846	26,777
Deposits from customers	399,980	392,805
Debt instrument issued	63,312	53,550
Other financial liabilities	16,318	14,151
Level 1 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents	71,559	79,463
Financial assets at amortised cost	41,747	30,587
Debt Securities at amortized cost	35,039	26,239
Loans and advances to central banks at amortised cost	6,672	4,259
Loans and advances to banks	36	89
Loans and advances to customers	0	0
Financial liabilities at amortised cost	63,403	77,112
Liabilities due to central banks	20,857	38,012
Deposits from banks	0	0
Deposits from customers	1,048	1,158
Debt instrument issued	41,498	37,942
Other financial liabilities	0	0
Level 2 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents	0	0
Financial assets at amortised cost	10,914	12,173
Debt Securities at amortized cost	8,169	9,313
Loans and advances to central banks at amortised cost	0	0
Loans and advances to banks	1,708	1,289
Loans and advances to customers	1,037	1,571
Financial liabilities at amortised cost	283,474	266,194
Liabilities due to central banks	0	0
Deposits from banks	32,848	20,546
Deposits from customers	227,470	230,821
Debt instrument issued	13,976	7,240
Other financial liabilities	9,180	7,587
Level 3 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents	299	293
Financial assets at amortised cost	380,708	370,206
Debt Securities at amortized cost	814	759
Loans and advances to central banks at amortised cost	0	142
Loans and advances to banks	15,814	14,711
Loans and advances to customers	364,079	354,594
Financial liabilities at amortised cost	192,610	182,289
Liabilities due to central banks	172	300
Deposits from banks	5,999	6,231
Deposits from customers	171,462	160,826
Debt instrument issued	7,838	8,368
Other financial liabilities	€ 7,138	€ 6,564